OTHER INTANGIBLE ASSETS (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other intangibles assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 1,623,670	$ 1,206,491
Other intangibles assets | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	2,614,676	1,993,638
Other intangibles assets | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(991,006)	(787,147)
Software and information technology applications purchased
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	1,474,998	1,153,815
Software and information technology applications purchased | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	692,382	535,699
Software and information technology applications purchased | Non-internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	782,616	618,116
Software and information technology applications purchased | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	2,426,710	1,917,602
Software and information technology applications purchased | Gross carrying amount | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	773,409	607,130
Software and information technology applications purchased | Gross carrying amount | Non-internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	1,653,301	1,310,472
Software and information technology applications purchased | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(951,712)	(763,787)
Software and information technology applications purchased | Accumulated depreciation and amortization | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(81,027)	(71,431)
Software and information technology applications purchased | Accumulated depreciation and amortization | Non-internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(870,685)	(692,356)
Other intangible assets excluding software and information technology applications purchased and licences
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	148,672	52,676
Other intangible assets excluding software and information technology applications purchased and licences | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	8,377	5,356
Other intangible assets excluding software and information technology applications purchased and licences | Non-internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	140,295	47,320
Other intangible assets excluding software and information technology applications purchased and licences | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	187,966	76,036
Other intangible assets excluding software and information technology applications purchased and licences | Gross carrying amount | Internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	8,377	5,356
Other intangible assets excluding software and information technology applications purchased and licences | Gross carrying amount | Non-internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	179,589	70,680
Other intangible assets excluding software and information technology applications purchased and licences | Accumulated depreciation and amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(39,294)	(23,360)
Other intangible assets excluding software and information technology applications purchased and licences | Accumulated depreciation and amortization | Non-internally generated
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(39,294)	$ (23,360)
Multi Financial Group Inc [member] | Software and information technology applications purchased | Non-internally generated
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets other than goodwill	61,650
Multi Financial Group Inc [member] | Other intangible assets excluding software and information technology applications purchased and licences | Non-internally generated
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets other than goodwill	$ 112,667